3. Loans (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loans Details Narrative Abstract
Percentage of construction and land development loans in Bank's loan portfolio	12.00%	11.00%
Percentage of single-family residential loans in Bank's loan portfolio	36.00%	37.00%
Percentage of Single-family residential - Banco de la Gente Non-traditional loans in the Bank's loan portfolio	4.00%	5.00%
Percentage of commercial real estate loans in Bank's loan portfolio	34.00%	33.00%
Percentage of commercial loans in Bank's loan portfolio	12.00%	12.00%
Accruing impaired loans	$ 22,800	$ 24,600
Interest income recognized on accruing impaired loans	1,300	1,400
TDR loan amounts	4,800	4,900
Amount of performing TDR loans included	$ 92	$ 21